First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners International Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Argentina 1.2%
Globant SA(a)	23,732	3,892,285
MercadoLibre, Inc.(a)	8,478	11,174,513
Total		15,066,798
Australia 1.8%
Cochlear Ltd.	25,500	4,059,611
CSL Ltd.	100,111	19,388,539
Total		23,448,150
Brazil 0.4%
B3 SA - Brasil Bolsa Balcao	2,467,300	5,028,600
Canada 6.4%
Alimentation Couche-Tard, Inc.	216,700	10,895,128
Canadian National Railway Co.	66,900	7,893,854
Canadian Pacific Railway Ltd.	289,109	22,244,046
Dollarama, Inc.	278,348	16,634,974
Intact Financial Corp.	97,433	13,944,129
Toronto-Dominion Bank (The)	180,198	10,793,214
Total		82,405,345
China 4.7%
Alibaba Group Holding Ltd.(a)	1,651,200	20,913,267
China Tourism Group Duty Free Corp., Ltd., Class A	396,797	10,596,098
Contemporary Amperex Technology Co., Ltd., Class A	184,100	10,897,167
Kweichow Moutai Co., Ltd., Class A	32,800	8,664,435
Shenzhen Inovance Technology Co., Ltd., Class A	891,391	9,131,962
Total		60,202,929
Denmark 5.0%
Chr. Hansen Holding A/S	49,000	3,727,452
Coloplast A/S, Class B	40,600	5,345,694
DSV A/S	74,370	14,420,163
Novo Nordisk A/S, Class B	233,779	37,129,104
Novozymes AS, Class B	69,900	3,579,103
Total		64,201,516
Finland 0.5%
KONE OYJ, Class B	113,500	5,919,484
Common Stocks (continued)
Issuer	Shares	Value ($)
France 13.8%
Air Liquide SA	43,780	7,328,279
Airbus Group SE	136,831	18,276,178
Dassault Systemes SE	346,374	14,288,290
Hermes International	2,440	4,941,627
L’Oreal SA	56,252	25,135,797
LVMH Moet Hennessy Louis Vuitton SE	44,522	40,867,126
Safran SA	107,263	15,878,858
Sartorius Stedim Biotech	30,990	9,507,586
Teleperformance SA	38,806	9,376,855
TotalEnergies SE	137,200	8,089,823
VINCI SA	208,115	23,858,811
Total		177,549,230
Germany 3.0%
Adidas AG	35,900	6,364,084
Infineon Technologies AG	443,974	18,231,884
Merck KGaA	40,600	7,569,256
SAP SE	53,900	6,805,982
Total		38,971,206
Hong Kong 3.5%
AIA Group Ltd.	2,143,000	22,474,409
CLP Holdings Ltd.	603,000	4,357,359
Hang Lung Properties Ltd.	1,787,000	3,343,856
Jardine Matheson Holdings Ltd.	139,700	6,795,321
Techtronic Industries Co., Ltd.	710,000	7,692,930
Total		44,663,875
India 3.8%
Housing Development Finance Corp., Ltd.	448,420	14,379,964
Infosys Ltd.	658,848	11,518,733
Reliance Industries Ltd.	791,267	22,499,352
Total		48,398,049
Ireland 1.3%
ICON PLC(a)	78,691	16,807,611
2	Variable Portfolio – Partners International Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.5%
Ferrari NV	14,400	3,902,166
Recordati Industria Chimica e Farmaceutica SpA	59,100	2,499,893
Total		6,402,059
Japan 10.1%
Daikin Industries Ltd.	116,300	20,864,982
FANUC Corp.	151,500	5,470,997
Hoya Corp.	165,700	18,311,894
Keyence Corp.	63,140	30,945,468
MISUMI Group, Inc.	125,600	3,156,116
Murata Manufacturing Co., Ltd.	96,400	5,875,122
Obic Co., Ltd.	22,000	3,484,658
Shimadzu Corp.	89,500	2,809,636
Shin-Etsu Chemical Co., Ltd.	792,500	25,725,381
SMC Corp.	13,000	6,891,514
Sysmex Corp.	94,500	6,202,184
Total		129,737,952
Luxembourg 0.9%
Tenaris SA	840,245	11,905,597
Netherlands 4.7%
Adyen NV(a)	8,774	13,980,744
ASML Holding NV	49,828	33,955,199
Ferrari NV	48,768	13,213,202
Total		61,149,145
Norway 0.8%
Equinor ASA	359,001	10,205,832
Singapore 0.5%
CapitaLand Ascendas REIT	3,165,024	6,824,465
South Korea 1.0%
Samsung SDI Co., Ltd.	22,368	12,705,894
Spain 2.5%
Amadeus IT Group SA, Class A(a)	364,829	24,474,028
Industria de Diseno Textil SA	250,500	8,415,603
Total		32,889,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.8%
Atlas Copco AB, Class A	989,819	12,539,368
Atlas Copco AB, Class B	321,800	3,701,583
Evolution AB	129,784	17,388,262
Hexagon AB, Class B	911,263	10,488,097
Indutrade AB	207,831	4,422,850
Total		48,540,160
Switzerland 7.5%
Kuehne & Nagel International AG	31,700	9,441,377
Lonza Group AG, Registered Shares	42,814	25,774,015
Nestlé SA, Registered Shares	57,500	7,011,008
Novartis AG, Registered Shares	73,000	6,702,753
Partners Group Holding AG	7,724	7,273,865
Roche Holding AG, Genusschein Shares	19,400	5,543,407
SGS SA, Registered Shares	2,170	4,786,475
Straumann Holding AG, Registered Shares	86,660	12,997,672
VAT Group AG	19,200	6,936,646
Zurich Insurance Group AG	21,216	10,166,680
Total		96,633,898
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,387,000	24,306,650
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	10,976,360
Total		35,283,010
United Kingdom 16.0%
Ashtead Group PLC	213,031	13,081,154
AstraZeneca PLC	147,509	20,438,014
Bunzl PLC	476,744	18,007,863
Compass Group PLC	1,264,955	31,790,293
Diageo PLC	547,720	24,444,566
Experian PLC	610,255	20,094,317
Halma PLC	331,953	9,164,063
Linde PLC	46,545	16,543,955
London Stock Exchange Group PLC	161,958	15,730,939
Prudential PLC	499,000	6,832,127
Rentokil Initial PLC	2,259,046	16,510,344
Segro PLC	650,555	6,197,057
Spirax-Sarco Engineering PLC	47,958	7,041,330
Total		205,876,022

Variable Portfolio – Partners International Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.2%
lululemon athletica, Inc.(a)	42,319	15,412,157
Total Common Stocks (Cost $1,158,733,348)		1,256,228,615

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	28,007,026	28,001,425
Total Money Market Funds (Cost $28,000,505)		28,001,425
Total Investments in Securities (Cost $1,186,733,853)		1,284,230,040
Other Assets & Liabilities, Net		2,478,167
Net Assets		$1,286,708,207
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	12,696,524	74,770,385	(59,465,860)	376	28,001,425	1,794	168,399	28,007,026
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners International Growth Fund | First Quarter Report 2023

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1QT7055_12_B01_(05/23)